FINANCIAL INSTRUMENTS - Foreign currency risk management (Details) $ in Thousands				12 Months Ended
		Dec. 18, 2015	Dec. 17, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	[1]			$ 413,439	$ 322,856	$ 253,796
Foreign exchange gain				6,314	6,211	9,153
Net foreign exchange loss			$ 4,967	9,043	14,831	19,289
Cost of sales	[2],[3]			$ 263,171	$ 191,395	$ 160,292
Percentage of entity's revenue				91.00%
Devaluation of foreign exchange, percent			42.00%	17.00%	14.00%
Average foreign exchange rate		13.95	9.835	18.60	15.84	13.91
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used				30.00%
Revenue				$ (1,149)
Cost of sales				(127,475)
Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain				265
Net foreign exchange loss				(345)
Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain				29,417
Net foreign exchange loss				(38,242)
Net Income | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain				29,682
Net foreign exchange loss				$ (38,587)

[1]	Includes transactions with related parties for 5,590, 6,462 and 6,655 for 2017, 2016 and 2015, respectively. See note 21.1.
[2]	Includes depreciation and amortization expense of 4,339, 4,281 and 4,441 for 2017, 2016 and 2015, respectively. See note 5.1.
[3]	Includes share-based compensation expense of 5,666, 917 and 735 under cost of revenues; and 8,798, 2,703 and 1,647 under selling, general and administrative expenses for 2017, 2016 and 2015, respectively. See note 5.